Commitments and contingencies (Details) - USD ($)		12 Months Ended
	Jan. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax contingencies
Tax provisions		$ 36,409,000	$ 39,004,000	$ 30,325,000	$ 22,536,000
Uncertain tax positions for which no provision has been made		12,833,000	13,682,000
Bank guarantees		1,221,000	1,055,000
Operating lease commitments - Group as lessee
Lease commitments for short-term leases for which recognition exemption has been used		1,044,000	759,000
Future minimum lease payments under non-cancellable operating leases		23,000,000
Upfront payment discount		21,000,000
Legal proceedings provision [member] | Alleged misstatements and omissions in connection with and following initial public offering
Tax contingencies
Settlement payments made, litigations	$ 5,000,000
Settlements funded by insurance coverage	$ 1,000,000
Tax provisions
Tax contingencies
Tax provisions		34,221,000	$ 36,827,000
Withholding tax and VAT
Tax contingencies
Tax provisions		0
Uncertain tax positions for which no provision has been made		12,410,000
Less than 1 year
Operating lease commitments - Group as lessee
Future minimum lease payments under non-cancellable operating leases		7,000,000
1 to 5 years
Operating lease commitments - Group as lessee
Future minimum lease payments under non-cancellable operating leases		$ 7,000,000